United States

Securities and Exchange Commission

Washington, D.C.  20549

FORM   N-CSR

Certified Shareholder Report of Registered Management investment companies

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact Name of Registrant as Specified in Charter)

c/o Bhirud Associates, Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

(Address of Principal Executive Offices)     (Zip code)

Registrant's Telephone Number, including Area Code: (203) 662 - 6659

SURESH BHIRUD

Bhirud Associates, Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: July 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB

has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Apex Mid Cap Growth Fund

Annual Report

July 31, 2010

The Apex Mid Cap Growth Fund

C/O Bhirud Funds Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

  Telephone  (203) 662-6659, www.apexfund.net

                                           ANNUAL REPORT Dated July 31st, 2010

September 7, 2010

Management's Discussion of Fund Performance

As the performance table in the attached report shows, the Apex Fund showed performance improvement for the 12 months ended July 31, 2010.  Over this period, Apex was up 24.17%, versus    22.82% for the S&P MidCap 400 index.  Our cautious approach to investing in the second half of 2008, followed by aggressively running the Fund for much of late 2009 and early 2010 helped the Fund slightly outperform the S&P MidCap 400 index.

In addition to focusing on fundamental research, we continue to improve our money flow accumulation and technical models.

Our current holdings are highly diversified, as usual.  Broadly speaking, we are invested in financials, alternative energy, technology, and consumer goods companies.

During the first seven months of 2010, the stock market has suffered significant volatility.  Until April of this year, stocks were generally rising in an uptrend that started in 2009.  This party in the stock market came to an abrupt end with the so-called “flash crash” of May 2010, which seems to have been caused by factors other than fundamentals.  In addition, the stock market came under severe selling pressures due to the oil rig explosion in the Gulf, which was on the heels of the flash crash, further depressing investor sentiment.

The third factor that has a depressing effect on the stock market has been investors’ preference for bonds over stocks.  The euphoria in the bond market rivals that of the mania for stocks and IPOs during the dot-com boom.  One of the statistical measures of this preference is the cash flow into mutual funds.  Significant amounts of new cash have been going into bond funds.  According to one article from Bloomberg, just as much net cash flow has gone into bond funds for the two years ending June 2010 as into stock funds during the two years of 1999 and 2000, which was the dot-com boom.

The yield-to-maturity (YTM) for 10-year Treasuries at its low point recently is about 2.5%, in the same ballpark as at the bottom of the credit market crisis, around December 2008.  The bond market behaves as if there is no future growth or as if the economic recovery will stagnate or falter.  So extreme is the sentiment in the bond market that it pays more emphasis on those economic indicators that are weak and ignores indicators that are strong.  Pundits of the financial markets also put more emphasis on facts that support their respective thesis and ignore indicators that support a contrary thesis.

However, the economy has been growing, but at a very slow pace.  To be exact, just a 1% annual rate over the last five quarters, as measured by final sales, which exclude inventory swings.

Most economic indicators that are being released on a day-to-day basis are slightly better than the consensus expectations, implying that the risk of the domestic economy’s going into deflationary mode is minimal.

This economic recovery during this current cycle is far more global in nature than in past cycles, as more emerging countries are participating in the consumption cycle, which in turn is driving growth for the G8 countries.  In fact, low interest rates in G8 countries are providing low-cost financing to consumers and businesses in emerging countries.  Some of them are not so emerging anymore, with China now having the second largest economy in the world.  Most of the data we have seen from leading countries shows a continuation of a strong economic recovery.  Indeed, in our view, the global economies are providing an offset to some of the weak domestic sectors, such as housing, where there is a continued glut of inventory.

Just the way there is euphoria in the bond market; stocks are depressed and look attractive on most measures of valuation compared to long-term historical data. The S&P 500 index, at close to 13 times this year’s earning per share (EPS) estimates, remains attractive.  In our view, stock market psychology will improve as the economic recovery becomes sustainable, even at slow growth.

Overall, we are now far more optimistic for the outlook for the stock market than in our previous letter.  We hope to create good performance by focusing on individual stocks that offer potentially high returns.  We also remain vigilant regarding changes in stock market psychology, in order preserve capital.

Sincerely,

Suresh L. Bhirud, CFA

Chairman

Performance: The Bottom Line

The Apex Mid Cap Growth Fund

The line graph below shows how a $10,000 investment in the Fund made 10 years ago, on July 31, 2000, would have become $4,035 (as of July 31, 2010).  The line graph shows how this compares to the broad-based Standard & Poor's 500 Index and the Fund's benchmark, the Standard & Poor's MidCap 400 Index, over the same period.

Performance Comparison (Average Annual Total Returns) - For the periods ended July 31, 2010

	1 Year	5 Years	10 Years
Apex Mid Cap Growth Fund	+24.17%	+1.83%	-8.07%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	+13.84%	-0.17%	-0.76%
S&P Mid Cap (reflects no deduction for fees, expenses, or taxes)	+22.82%	+2.53%	+5.85%

All Fund performance numbers represent past performance numbers, and are no guarantee of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

THE APEX MID CAP GROWTH FUND
Schedule of Investments
July 31, 2010

Shares		Value

COMMON STOCK - 95.59%

Agricultural Chemicals - 1.28%
4,000	Rentech, Inc. *	$ 3,892

Agricultural Production - Livestock & Animal Specialties - 1.04%
100	Cal Maine Foods, Inc.	3,159

Biological Products - 3.14%
100	Genzyme Corp. *	6,956
100	Onyx Pharmaceuticals, Inc. *	2,600
		9,556
Auto/Truck-Original Equipment - 0.00%
58	Dias Holding, Inc. *	1

Cable TV - 2.82%
1,000	TiVo, Inc. *	8,580

Communications Equipment, NEC - 0.94%
500	China Security & Surveillance Technology, Inc. *	2,870

Computer-Graphics - 0.63%
250	DIVX, Inc. *	1,902

Computer Storage Devices - 1.24%
300	Seagate Technology, Inc. Plc *	3,765

Electronic Commerce - 0.00%
200	GSV, Inc. *	3

Electronic Computers - 5.07%
60	Apple, Inc. *	15,435

Electronics-Manufacturing Mach - 4.73%
300	Cirrus Logic, Inc. *	5,850
3,000	Emcore Corp. *	2,705
100	Marvell Technology Group, Ltd. *	1,492
100	MEMC Electronic Materials, Inc. *	956
12	Verigy, Ltd. *	107
300	Yingli Green Energy Holding Co Ltd. ADR *	3,276
		14,386
Energy-Alternate Sources - 18.16%
2,000	China Sunergy Co. Ltd. ADR *	8,700
2,000	JA Solar Holdings Co. Ltd. *	11,900
100	LDK Solar Co. ADR *	653
1,300	ReneSola Ltd. ADR *	9,854
1,000	Solarfun Power Holdings Co. Ltd. ADR *	9,460
300	SunPower Corp. Class A *	3,729
1100	Suntech Power Holdings Co. Ltd. ADR *	10,934
		55,230
Engines & Turbines - 4.23%
13,000	Capstone Turbine Corp. *	12,870

Fiber Optics - 0.43%
100	Ciena Corp. *	1,309

Finance-Investment Brokers - 0.48%
100	E Trade Financial Corp. *	1,463

Finance-Investment Management - 2.17%
1,274	American Capital, Ltd. *	6,612

Finance-Mrtg & Rel Svc - 2.83%
1,000	Radian Group, Inc.	8,600

Fire, Marine, & Casualty Insurance - 3.79%
300	American International Group, Inc. *	11,541

Gas & Other Services Combined - 1.86%
300	Clean Energy Fuels, Corp. *	5,664

Insurance-Prop/Cas/Title - 12.65%
2,000	MBIA, Inc. *	17,360
1,000	MGIC Investment Corp. *	8,590
4,000	PMI Group, Inc. *	12,520
		38,470
Internet Content - 2.63%
4,000	CDC Corp. Class A *	8,000

Internet Software - 0.22%
200	RealNetworks, Inc. *	664

Medical-Biomed/Genetics - 1.41%
1,000	Sinovac Biotech Ltd. *	4,250
8	Vivus, Inc. *	45
		4,295
Motor Vehicle Parts & Accessories - 2.00%
200	Fuel Systems Solutions, Inc. *	6,082

National Commercial Banks - 0.59%
2,000	Citizens Republic Bancorp, Inc. *	1,808

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 0.40%
300	Taser International, Inc. *	1,230

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.14%
200	Align Technology, Inc. *	3,470

Pharmaceutical Preparations - 1.53%
3,000	Combinatorx, Inc. *	4,650

Plastics Products, NEC - 1.67%
1,100	Entegris, Inc. *	5,071

Primary Smelting & Refining of Nonferrous Metals - 1.58%
4,000	China Direct Industries, Inc. *	4,800

Radio Broadcasting Stations - 4.40%
13,000	Sirius XM Radio, Inc. *	13,390

Retail-Grocery Stores - 1.25%
100	Whole Foods Market, Inc. *	3,797

Retail-Retail Stores, NEC - 0.85%
2,000	Geeknet, Inc. *	2,600

Semiconductors & Related Devices - 0.89%
500	Smart Modular Technologies, Inc. *	2,705

Services-Advertising Agencies - 0.90%
300	Interpublic Group of Companies, Inc. *	2,742

Services-Engineering Services - 0.79%
300	A-Power Energy Generation Systems, Ltd. *	2,394

Services-Personal Services - 1.55%
300	H&R Block, Inc.	4,704

Telecommunication Equipment - 0.95%
2,000	Level 3 Communications, Inc. *	2,260
2,000	Nortel Networks Corp. *	60
400	Zhone Technologies, Inc. *	568
		2,888
Textile-Apparel - 4.22%
1,000	Crocs, Inc. *	12,830

Unclassified - 0.02%
10,000	CityView Corp. Ltd. *	40
9,000	Diamond Hitts Production, Inc. *	1
27	Learning Priority, Inc. *	0
200	TPC Liquidation, Inc. *	0
170	VPGI Corp. *	19
		60

TOTAL FOR COMMON STOCK (Cost $448,025) - 96.48%			$ 293,488

LIMITED PARTNERSHIP - 0.73%
200	Blackstone Group L.P.	2,230
TOTAL FOR LIMITED PARTNERSHIP (Cost $2,848) - 0.73%

TOTAL INVESTMENTS (Cost $450,873) - 97.21%			295,718

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 2.79%			8,488

NET ASSETS - 100.00%			$ 304,206

* Non-income producing security during the period.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

THE APEX MID CAP GROWTH FUND
Statement of Assets and Liabilities For the Year Ended July 31, 2010

Assets:
Cash	$ 26,772
Investment Securities at Value (Identified cost - $450,873)	295,718
Due from Brokers	666
Prepaid Expenses	879
Total Assets		$ 324,035
Liabilities:
Accrued Expenses	7,570
Securities Purchased	12,259
Total Liabilities		$ 19,829

Net Assets (Equivalent to $1.49 per share based on 204,312 shares outstanding)		$ 304,206

Composition of Net Assets:
Paid in Capital	$ 3,143,881
Accumulated Net Realized Loss	(2,684,520)
Net Unrealized Depreciation of Investments	(155,155)
Net Assets	$ 304,206

Statement of Operations For the Year Ended July 31, 2010

Investment Income:
Dividends		$ 400
Expenses:
Investment Advisor (Note 4)	$ 3,100
Custodian	4,301
Audit	3,476
Fund Accounting	777
Transfer Agent	3,175
Trustee Fees	2,000
Printing Expense	359
Insurance	1,361
Fund Administration (Note 4)	620
Distribution Fees 12b-1 (Note 5)	775
Total Expenses		19,944
Expense Reimbursement/waived by Advisor (Note 4)		(3,720)
Net Expenses		16,224

Net Investment Income (Loss)		(15,824)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments		90,062
Change in Unrealized Depreciation on Investments		(16,875)
Net Realized and Unrealized Gain on Investments		73,187
Net Increase in Net Assets Resulting from Operations		$ 57,363

The accompanying notes are an integral part of these financial statements.

THE APEX MID CAP GROWTH FUND
Statement of Changes in Net Assets For Each Period

		For the year	For the year
		ended	ended
		July 31, 2010	July 31, 2009
Increase (Decrease) in Net Assets
Net Investment Loss		$ (15,824)	$ (15,548)
Net Realized Gain (Loss) on Investments		90,062	(55,145)
Net Unrealized Appreciation (Depreciation) of investments		(16,875)	44,008
Net Increase (Decrease) in Net Assets Resulting from Operations		57,363	(26,685)

Capital Share Transactions:
Shares Sold		14,200	-
Cost of Shares Redeemed		(13,330)	(9,932)
Increase (Decrease) in Net Assets Due to Capital Share Transactions		870	(9,932)

Net Increase (Decrease) in Net Assets		58,233	(36,617)
Net Assets at Beginning of Period		245,973	282,590
Net Assets at End of Period		$ 304,206	$ 245,973

Financial Highlights For a Share Outstanding Throughout Each Period

	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007	July 31, 2006
Net Asset Value -
Beginning of Period	$ 1.20	$ 1.33	$ 1.50	$ 1.28	$ 1.37
Net Investment Loss (a)	(0.08)	(0.08)	(0.10)	(0.11)	(0.10)
Net Gains or Losses on Securities (realized and unrealized)	0.37	(0.05)	(0.07)	0.33	0.01
Total from Investment Operations	0.29	(0.13)	(0.17)	0.22	(0.09)

Distributions (From Net Investment Income)	0.00	0.00	0.00	0.00	0.00
Distributions (From Capital Gains)	0.00	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00	0.00

Net Asset Value -
End of Period	$ 1.49	$ 1.20	$ 1.33	$ 1.50	$ 1.28
Total Return (b)	24.17%	(9.77)%	(11.33)%	17.19%	(6.57)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	304	246	283	325	295

Ratio of Expenses to Average Net Assets	5.23%	10.92%	8.39%	8.69%	7.96%
Ratio of Net Income to Average Net Assets	(5.10)%	(6.24)%	(8.21)%	(7.25)%	(6.76)%

Reimbursements/Waivers on Above - Ratios	1.20%	1.24%	1.20%	1.20%	1.20%

Portfolio Turnover Rate	153.31%	433.04%	320.00%	177.92%	338.70%

(a) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED JULY 31, 2010

1.

SIGNIFICANT ACCOUNTING POLICIES

Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio").  The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital.

Codification

The Financial Accounting Standards Board (FASB) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles in the United States of America (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the year ended July 31, 2010.

SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price, and generally classified as a Level 1 investment.  Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED JULY 31, 2010

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010:

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 293,488	-	-	$ 293,488
Limited Partnership	2,230	-	-	2,230
Total	$ 295,718	-	-	$ 295,718

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the year ended July 31, 2010.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method.  Interest income (including amortization of premium and discount, when appropriate) is recorded as earned.  Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended July 31, 2010, Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

CAPITAL LOSS CARRY FORWARDS

The corporation is a regulated investment company (as defined in internal revenue code section 851) and is subject to special rules under IRC section 1212 regarding capital loss carrybacks and carryovers. These rules prohibit the corporation from carrying back capital losses to any year in which it was a regulated investment company, while allowing capital loss carryovers to eight taxable years (not the usual three) succeeding the loss year. At July 31, 2010, the company had capital loss carryovers of $1,714,999 which will expire as follows: $112,094 (7/31/2011), $239,889 (7/31/2012), $668,374 (7/31/2013), $673,081 (7/31/2014), $0 (7/31/2015), $10,424 (731/2016), and $11,137 (7/31/2017).

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.

CAPITAL STOCK TRANSACTIONS

The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001).  Transactions in shares of common stock for years ended July 31, 2010 and July 31, 2009 were as follows:

	For the Year Ended July 31, 2010		For the Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Shares Sold	8,961	$14,200	0	$0
Shares Issued in Reinvestment of Dividends	0	0	0	0
Shares Redeemed	(9,250)	(13,330)	(8,205)	(9,932)
Net	(289)	$ 870	(8,205)	$(9,932)

THE APEX MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED JULY 31, 2010

3.

INVESTMENTS

Purchases and sales of securities for the year ended July 31, 2010 other than short-term securities, aggregated $448,328 and $476,531, respectively. The cost of securities is substantially the same for Federal income tax purposes. For Federal income tax purposes: Aggregate Cost is $450,873.

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$41,121	$(196,276)	$(155,155)

4.

INVESTMENT ADVISORY CONTRACT

The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor.  As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the year ended July 31, 2010 the Advisor elected to defer the payment of Advisory fees payable in the amount of $3,100. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the year ended July 31, 2010 the Advisor elected to waive the payment of Administrative service fees payable in the amount of $620.

From December 1, 1996, the U.S. Bank N.A. has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.

DISTRIBUTION PLAN

The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 there under.  The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the year ended July 31, 2010, the Fund has incurred distribution costs of $775 payable to Bhirud Associates, Inc.

6.

TRANSACTIONS WITH AFFILIATES

During the year ended July 31, 2010 the Fund paid $5,368, brokerage commissions to Bhirud Associates, Inc.

7.

CONTROL & OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of July 31, 2010, Suresh Bhirud, in aggregate, owned approximately 61.18% of the shares of the Fund.

8.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The Fund recorded the operating loss of $15,824 (after net investment income) for the year ended July 31, 2010 as a reduction in additional paid-in-capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income (loss) and realized gains (losses) on a tax basis which is considered to be more informative to the shareholder.

9.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU 2010-06 will have on the Funds’ financial statement disclosures.

VB&T Certified Public Accountants, PLLC	250 W57th Street Suite 1632 New York, NY 10107 T:1.212.448.0010 F:1.888.99.PCAOB (72262)	E-mail: fvb@getcpa.com rtse@getcpa.com info@getcpa.com www.getcpa.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

The Apex Mid Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of The Apex Mid Cap Growth Fund (a portfolio of Bhirud Funds, Inc.) including the portfolio of investments, as of July 31, 2010 and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Apex Mid Cap Growth Fund at July 31, 2010, and the results of its operations, changes in net assets, and financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

VB&T CERTIFIED PUBLIC ACCOUNTANTS, PLLC

New York, NY

September 28, 2010

SUMMARY OF FUND’S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 through July 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

See accompanying Notes to Financial Statements

Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period (*)
	February 1, 2010	July 31, 2010	February 1,2010 to July 31,2010

Actual (24.17% return**)	$1,000.00	$1,041.67	$26.48
Hypothetical***	$1,000.00	$998.86	$25.92

*     Expenses are equal to the Fund’s annualized expense ratio of 5.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**   Returns are with expenses and not annualized.

*** Assumes a 5% annual return before expenses.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

See accompanying Notes to Financial Statements

THE APEX MID CAP GROWTH FUND

C/o Bhirud Funds, Inc.

6 Thorndal Circle, Suite 205, Darien, CT 06820

Tel: (877) 593-8637

Trustees Information

The Fund's Board of Trustees has responsibility for the overall management and operations of the Portfolios. Each Trustee oversees the Fund and serves until he or she resigns, retires or his or her successor is elected and qualified. Each officer serves until his or her successor is elected and qualified. The following table provides information regarding each Trustee, including those who are not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position(s), Length of Time Served	Principal Occupations During Past 5 Years, Directorship Held
Officers and Interested Directors
Suresh L. Bhirud, 62 27 Winding Lane. Darien, CT 06820	Chairman of the Board and Treasurer since August 6,1992 President since July 23, 2002	Chairman of the Board and Treasurer; President of Bhirud Associates, Inc.

Disinterested Directors
Timothy M. Fenton, 67 1124 Dartmouth Place Davis, CA 95616	Director since 1994	Retired. Licensed Realtor with William Raveis (2002-2007).
M. John Sterba, Jr., 67 41 Madison Avenue, 33rd Floor New York, NY 10010	Director since August 6, 1992	Chairman of Investment Management Advisors, Inc.

Investment Advisor & Distributor

Bhirud Associates, Inc.

Administrator

Bhirud Associates, Inc.

Custodian

U.S. Bank N.A.

Independent Auditors

VB&T CPA, PLLC

THE APEX MID CAP GROWTH FUND

ADDITIONAL INFORMATION

JULY 31, 2010 (UNAUDITED)

Additional Information

The Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 593-8637 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the Company's proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, by calling 1-877-593-8637, on the Mutual Shareholder Services, LLC website at www.mutualss.com and on the SEC's website at www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on October 31 and April 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (877) 593-8637.

Approval of Investment Advisory Agreement

In approving the most recent annual continuance of the Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The principal areas of the review by the Trustees were the nature and quality of the services provided by the Adviser; the reasonableness of the fees charged for those services; the investment performance of Bhirud Associates, Inc. (BAI); the costs of services and profits realized by BAI; and potential economies of scale, specifically reduced operating expense ratios, to be realized by the Fund through its relationship with BAI or some alternative investment advisor.

The Board considered the nature, extent and quality of the services to be provided by the Adviser of the Fund pursuant to the Advisory Agreement, including the Adviser's competence and integrity; research capabilities; implementation and enforcement of compliance procedures and financial reporting controls; and adherence to the Fund's investment objectives, policies and restrictions.  The Board concluded that the Adviser fulfilled all of the foregoing factors and responsibilities in accordance with its obligations under the Advisory Agreement.

The Board also evaluated the investment performance of the Fund relative to the S&P Mid Cap Index over the last five years, the last three years, and the most recent year.

Board of Trustees

Suresh L. Bhirud

Timothy M. Fenton

M. John Sterba Jr.

Investment Adviser

Bhirud Associates

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

VB&T CPA, PLLC

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bhirud Funds Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's  principal executive officer and principal financial officer.  The  registrant  has  not  made any amendments to its code of ethics during  the covered period. The registrant has not granted any waivers from  any  provisions of the code of ethics during the covered period.

        A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The  registrant's  Board  of  Trustees has determined that it does not have  an  audit committee financial expert serving on its audit committee.  At  this  time,  the  registrant believes that the experience provided  by  each  member  of the audit committee together offers the registrant  adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The  registrant  has engaged its principal accountant to perform audit services,  audit-related  services,  tax  services  and other services during the past two fiscal years. "Audit services" refer to performing an  audit  of the registrant's annual financial statements or services that  are normally provided by the accountant in connection with statutory  and  regulatory  filings or engagements for those fiscal years.  "Audit-related  services"  refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered  by the principal accountant for tax compliance, tax advice, and tax  planning.  The  following table details the aggregate fees billed for  each  of  the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2009	FYE 7/31/2010	# of Hours spent in FYE 2010
Audit Fees	$4,000	$4,000	40
Audit-Related Fees	$ 0	$ 0	0
Tax Fees	$ 0	$ 0	0
All Other Fees	$ 0	$ 0	0

The  audit  committee has adopted pre-approval policies and procedures that  require  the  audit  committee to pre-approve all audit and non-audit  services of the registrant, including services  provided to any entity  affiliated  with the registrant. All of the principal accountant's  hours  spent  on auditing the registrant's financial statements  were  attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's  accountant  for  services to the registrant and to the registrant's  investment  adviser  (and  any other controlling entity, etc.not sub-adviser)  for the last two years.  The Audit Committee of the Board  of  Trustees  has considered whether the provision of non-audit services  that were rendered to the registrant's investment adviser is compatible  with  maintaining  the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 7/31/2009	FYE 7/31/2010
Registrant	$0	$0
Registrant’s Investment Advisor	$0	$0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

        Not applicable to open-end investment companies.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

        Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

        Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

        Not applicable to open-end investment companies.

ITEM 10.CONTROLS AND PROCEDURES

(a)     The Registrant's President and Treasurer has concluded that the Registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under  the  Investment  Company Act of 1940 (the "Act")) are effective  as  of  a date within 90 days of the filing date of the report that  includes the disclosure required by this paragraph, based on the evaluation of  these controls and procedures required by Rule 30a-3(b) under the Act.

(b)     There  were  no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.EXHIBITS

(a)     ANY CODE OF ETHICS OR AMENDMENT THERETO.

        Filed herewith.

(b)     CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002.

        Filed herewith.

(c)     CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002.

        Furnished herewith.

SIGNATURES

        Pursuant  to  the  requirements of the Securities Exchange Act of 1934 and  the  Investment  Company Act of 1940, the registrant has duly caused this report  to  be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized.

Bhirud Funds Inc.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        President and Treasurer

Date: October 5, 2010

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

Bhirud Funds Inc.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        President and Treasurer

Date: October 5, 2010